Reserves (Details) - Schedule Of Reserves - GBP (£)	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Reserves [Line Items]
Other reserves	£ 23,001,035	£ 23,001,035
Merger reserve [Member]
Schedule Of Reserves [Line Items]
Other reserves	22,867,313	22,867,313
Revaluation reserve [Member]
Schedule Of Reserves [Line Items]
Other reserves	£ 133,722	£ 133,722